OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES	OTHER CURRENT LIABILITIES

(in thousands of $)	2022	2021
Deferred charter revenue	29,153	34,626
Payroll and employee tax	653	654
Bunker obligations on time charter out contracts	3,652	1,523
Other current liabilities	36	462
Total other current liabilities	33,494	37,265